UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	5/31/2008

Date of reporting period:	2/29/2008

Item 1:    Portfolio of Investments

INVESTMENT PORTFOLIO
February 29, 2008 (Unaudited)	Columbia High Yield Opportunity Fund

			Par (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes — 88.2%
BASIC MATERIALS — 6.4%
Chemicals — 2.9%
Agricultural Chemicals — 0.6%
Mosaic Co.
	7.875% 12/01/16(b)		1,780,000	1,913,500
				1,913,500
Chemicals-Diversified — 1.6%
Huntsman International LLC
	6.875% 11/15/13(b)	EUR	800,000	1,165,940
	7.875% 11/15/14		1,665,000	1,723,275
Ineos Group Holdings PLC
	8.500% 02/15/16(b)	EUR	1,420,000	1,065,000
NOVA Chemicals Corp.
	6.500% 01/15/12		1,360,000	1,275,000
				5,229,215
Chemicals-Specialty — 0.7%
Chemtura Corp.
	6.875% 06/01/16		1,475,000	1,334,875
MacDermid, Inc.
	9.500% 04/15/17(b)		1,015,000	893,200
				2,228,075
Chemicals Total				9,370,790
Forest Products & Paper — 1.7%
Paper & Related Products — 1.7%
Abitibi-Consolidated, Inc.
	8.375% 04/01/15		1,870,000	1,047,200
Domtar Corp.
	7.125% 08/15/15		1,540,000	1,447,600
Georgia-Pacific Corp.
	8.000% 01/15/24		1,520,000	1,345,200
NewPage Corp.
	10.000% 05/01/12(b)		755,000	756,888
	12.000% 05/01/13		795,000	783,075
				5,379,963
Forest Products & Paper Total				5,379,963
Metals & Mining — 1.8%
Diversified Minerals — 0.7%
FMG Finance Ltd.
	10.625% 09/01/16(b)		1,900,000	2,156,500
				2,156,500

1

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
BASIC MATERIALS — (continued)
Metals & Mining — (continued)
Metal-Diversified — 0.8%
Freeport-McMoRan Copper & Gold, Inc.
	8.375% 04/01/17	2,615,000	2,771,900
			2,771,900
Mining Services — 0.3%
Noranda Aluminium Holding Corp.
	PIK,
	10.488% 11/15/14(b)(c)	1,335,000	947,850
			947,850
Metals & Mining Total			5,876,250
BASIC MATERIALS TOTAL			20,627,003
COMMUNICATIONS — 18.8%
Media — 7.8%
Broadcast Services/Programs — 0.5%
Clear Channel Communications, Inc.
	4.900% 05/15/15	190,000	121,600
	5.500% 12/15/16	1,990,000	1,283,550
			1,405,150
Cable TV — 2.6%
Atlantic Broadband Finance LLC
	9.375% 01/15/14	900,000	802,125
Cablevision Systems Corp.
	8.000% 04/15/12	1,240,000	1,193,500
Charter Communications Holdings I LLC
	11.000% 10/01/15	1,120,000	778,400
CSC Holdings, Inc.
	7.625% 04/01/11	2,170,000	2,156,437
	7.625% 07/15/18	70,000	64,050
DirecTV Holdings LLC
	6.375% 06/15/15	1,720,000	1,595,300
EchoStar DBS Corp.
	6.625% 10/01/14	1,935,000	1,862,438
			8,452,250
Multimedia — 1.6%
CanWest MediaWorks LP
	9.250% 08/01/15(b)	1,730,000	1,626,200
Lamar Media Corp.
	6.625% 08/15/15	1,550,000	1,426,000

2

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Media — (continued)
Multimedia — (continued)
Quebecor Media, Inc.
	7.750% 03/15/16	1,575,000	1,445,063
	7.750% 03/15/16(b)	630,000	578,025
			5,075,288
Publishing-Books — 0.6%
TL Acquisitions, Inc.
	10.500% 01/15/15(b)	2,180,000	1,940,200
			1,940,200
Publishing-Periodicals — 1.5%
Dex Media, Inc.
	(d) 11/15/13 (9.000% 11/15/08)	1,230,000	885,600
Idearc, Inc.
	8.000% 11/15/16	1,770,000	1,044,300
Penton Media, Inc.
	8.122% 02/01/14(c)(e)	1,000,000	715,000
R.H. Donnelley Corp.
	8.875% 01/15/16	1,620,000	963,900
	8.875% 10/15/17(b)	1,225,000	716,625
Reader’s Digest Association, Inc.
	9.000% 02/15/17(b)	770,000	554,400
			4,879,825
Radio — 0.3%
CMP Susquehanna Corp.
	9.875% 05/15/14	1,405,000	929,056
			929,056
Television — 0.7%
Local TV Finance LLC
	PIK,
	9.250% 06/15/15(b)	860,000	700,900
Univision Communications, Inc.
	PIK,
	9.750% 03/15/15(b)	1,995,000	1,376,550
			2,077,450
Media Total			24,759,219
Telecommunication Services — 11.0%
Cellular Telecommunications — 3.3%
Cricket Communications, Inc.
	9.375% 11/01/14	2,390,000	2,127,100
Digicel Group Ltd.
	PIK,
	8.875% 01/15/15(b)	2,190,000	1,916,250

3

			Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Telecommunication Services — (continued)
Cellular Telecommunications — (continued)
MetroPCS Wireless, Inc.
	9.250% 11/01/14		1,335,000	1,174,800
Orascom Telecom Finance SCA
	7.875% 02/08/14(b)		855,000	798,314
Rural Cellular Corp.
	8.989% 11/01/12(c)		1,315,000	1,328,150
US Unwired, Inc.
	10.000% 06/15/12		945,000	878,850
Wind Acquisition Financial SA
	PIK,
	11.201% 12/21/11(c)(e)		2,573,464	2,316,117
				10,539,581
Satellite Telecommunications — 1.9%
Inmarsat Finance II PLC
	(d) 11/15/12 (10.375% 11/15/08)		1,200,000	1,161,000
Intelsat Bermuda, Ltd.
	9.250% 06/15/16		715,000	715,000
	11.250% 06/15/16		2,410,000	2,400,962
Intelsat Intermediate Holdings Co., Ltd.
	(d) 02/01/15 (9.250% 02/01/10)		1,155,000	967,313
PanAmSat Corp.
	9.000% 08/15/14		776,000	776,000
				6,020,275
Telecommunication Equipment — 0.4%
Lucent Technologies, Inc.
	6.450% 03/15/29		1,940,000	1,455,000
				1,455,000
Telecommunication Services — 1.8%
Hellas Telecommunications Luxembourg II
	10.008% 01/15/15(b)(c)		900,000	657,000
Nordic Telephone Co. Holdings SpA
	8.250% 05/01/16(b)	EUR	1,030,000	1,430,781
Syniverse Technologies, Inc.
	7.750% 08/15/13		790,000	754,450
Time Warner Telecom Holdings, Inc.
	9.250% 02/15/14		1,500,000	1,500,000

4

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Telecommunication Services — (continued)
Telecommunication Services — (continued)
West Corp.
	11.000% 10/15/16	1,615,000	1,352,563
			5,694,794
Telephone-Integrated — 3.6%
Cincinnati Bell, Inc.
	7.000% 02/15/15	1,585,000	1,489,900
Citizens Communications Co.
	7.875% 01/15/27	1,895,000	1,686,550
Qwest Communications International, Inc.
	7.500% 02/15/14	1,780,000	1,731,050
Qwest Corp.
	7.500% 10/01/14	850,000	841,500
	7.500% 06/15/23	2,430,000	2,229,525
	8.875% 03/15/12	605,000	631,469
Virgin Media Finance PLC
	8.750% 04/15/14	1,370,000	1,445,607
Windstream Corp.
	8.625% 08/01/16	1,540,000	1,566,950
			11,622,551
Telecommunication Services Total			35,332,201
COMMUNICATIONS TOTAL			60,091,420
CONSUMER CYCLICAL — 13.9%
Apparel — 0.7%
Apparel Manufacturers — 0.7%
Levi Strauss & Co.
	9.750% 01/15/15	2,210,000	2,193,425
			2,193,425
Apparel Total			2,193,425
Auto Manufacturers — 1.3%
Auto-Cars/Light Trucks — 1.3%
Ford Motor Co.
	7.450% 07/16/31	1,805,000	1,231,912
General Motors Corp.
	8.375% 07/15/33	3,810,000	2,914,650
			4,146,562
Auto Manufacturers Total			4,146,562
Auto Parts & Equipment — 1.9%
Auto/Truck Parts & Equipment-Original — 1.1%
ArvinMeritor, Inc.
	8.125% 09/15/15	1,090,000	901,975

5

			Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Auto Parts & Equipment — (continued)
Auto/Truck Parts & Equipment-Original — (continued)
Hayes Lemmerz Finance Luxembourg SA
	8.250% 06/15/15(b)	EUR	1,290,000	1,468,811
TRW Automotive, Inc.
	7.000% 03/15/14(b)		1,085,000	1,000,913
				3,371,699
Auto/Truck Parts & Equipment-Replacement — 0.3%
Commercial Vehicle Group, Inc.
	8.000% 07/01/13		1,340,000	1,092,100
				1,092,100
Rubber-Tires — 0.5%
Goodyear Tire & Rubber Co.
	8.625% 12/01/11		423,000	439,920
	9.000% 07/01/15		997,000	1,049,342
				1,489,262
Auto Parts & Equipment Total				5,953,061
Distribution/Wholesale — 0.3%
Distribution/Wholesale — 0.3%
Buhrmann U.S., Inc.
	7.875% 03/01/15		1,065,000	1,006,425
				1,006,425
Distribution/Wholesale Total				1,006,425
Entertainment — 1.7%
Gambling (Non-Hotel) — 0.7%
Mashantucket Western Pequot Tribe
	8.500% 11/15/15(b)		2,455,000	2,184,950
				2,184,950
Music — 0.7%
Steinway Musical Instruments, Inc.
	7.000% 03/01/14(b)		1,435,000	1,262,800
WMG Acquisition Corp.
	7.375% 04/15/14		340,000	268,600
WMG Holdings Corp.
	(d) 12/15/14 (9.500% 12/15/09)		1,325,000	689,000
				2,220,400

6

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Entertainment — (continued)
Resorts/Theme Parks — 0.3%
Six Flags, Inc.
	9.625% 06/01/14	1,555,000	964,100
			964,100
Entertainment Total			5,369,450
Home Builders — 0.1%
Building-Residential/Commercial — 0.1%
KB Home
	5.875% 01/15/15	185,000	163,494
			163,494
Home Builders Total			163,494
Home Furnishings — 0.7%
Home Furnishings — 0.7%
Sealy Mattress Co.
	8.250% 06/15/14	1,145,000	1,041,950
Simmons Co.
	8.204% 02/15/12(e)	1,700,000	1,037,000
			2,078,950
Home Furnishings Total			2,078,950
Leisure Time — 0.4%
Cruise Lines — 0.4%
Royal Caribbean Cruises Ltd.
	7.000% 06/15/13	1,390,000	1,331,322
			1,331,322
Leisure Time Total			1,331,322
Lodging — 3.4%
Casino Hotels — 3.4%
Buffalo Thunder Development Authority
	9.375% 12/15/14(b)	870,000	661,200
Galaxy Entertainment Finance Co., Ltd.
	9.875% 12/15/12(b)	1,415,000	1,407,925
Greektown Holdings LLC
	10.750% 12/01/13(b)	1,930,000	1,823,850
Harrah’s Operating Co., Inc.
	10.750% 02/01/16(b)	1,155,000	1,009,181
Jacobs Entertainment, Inc.
	9.750% 06/15/14	1,225,000	1,016,750
Majestic Star LLC
	9.750% 01/15/11	1,695,000	966,150
MGM Mirage
	7.500% 06/01/16	1,555,000	1,446,150

7

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Lodging — (continued)
Casino Hotels — (continued)
Pinnacle Entertainment, Inc.
	7.500% 06/15/15(b)	1,235,000	950,950
Snoqualmie Entertainment Authority
	6.936% 02/01/14(b)(c)	280,000	242,200
	9.125% 02/01/15(b)	280,000	249,200
Station Casinos, Inc.
	6.625% 03/15/18	1,985,000	1,215,813
			10,989,369
Lodging Total			10,989,369
Retail — 3.1%
Retail-Apparel/Shoe — 0.5%
Hanesbrands, Inc.
	8.204% 12/15/14(c)	935,000	822,800
Phillips-Van Heusen Corp.
	7.250% 02/15/11	425,000	427,125
	8.125% 05/01/13	180,000	182,700
			1,432,625
Retail-Arts & Crafts — 0.2%
Michaels Stores, Inc.
	11.375% 11/01/16	890,000	736,475
			736,475
Retail-Automobiles — 1.1%
Asbury Automotive Group, Inc.
	8.000% 03/15/14	330,000	285,450
AutoNation, Inc.
	6.258% 04/15/13(c)	365,000	299,300
	7.000% 04/15/14	640,000	582,400
KAR Holdings, Inc.
	10.000% 05/01/15(b)	1,390,000	1,202,350
United Auto Group, Inc.
	7.750% 12/15/16	1,450,000	1,239,750
			3,609,250
Retail-Drug Stores — 0.5%
Rite Aid Corp.
	9.375% 12/15/15	2,215,000	1,716,625
			1,716,625

8

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Retail — (continued)
Retail-Propane Distributors — 0.4%
AmeriGas Partners LP
	7.125% 05/20/16	1,220,000	1,189,500
	7.250% 05/20/15	85,000	83,725
			1,273,225
Retail-Restaurants — 0.4%
Landry’s Restaurants, Inc.
	9.500% 12/15/14	1,285,000	1,240,025
			1,240,025
Retail Total			10,008,225
Textiles — 0.3%
Textile-Products — 0.3%
INVISTA
	9.250% 05/01/12(b)	1,085,000	1,110,769
			1,110,769
Textiles Total			1,110,769
CONSUMER CYCLICAL TOTAL			44,351,052
CONSUMER NON-CYCLICAL — 13.1%
Agriculture — 0.2%
Tobacco — 0.2%
Reynolds American, Inc.
	7.625% 06/01/16	740,000	783,648
Agriculture Total			783,648
Beverages — 0.6%
Beverages-Non-Alcoholic — 0.2%
Cott Beverages, Inc.
	8.000% 12/15/11	860,000	705,200
			705,200
Beverages-Wine/Spirits — 0.4%
Constellation Brands, Inc.
	8.125% 01/15/12	1,100,000	1,100,000
			1,100,000
Beverages Total			1,805,200
Biotechnology — 0.5%
Medical-Biomedical/Gene — 0.5%
Bio-Rad Laboratories, Inc.
	7.500% 08/15/13	1,485,000	1,496,138
			1,496,138
Biotechnology Total			1,496,138

9

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Commercial Services — 3.6%
Commercial Services — 0.7%
ARAMARK Corp.
	8.500% 02/01/15	1,040,000	1,024,400
Iron Mountain, Inc.
	7.750% 01/15/15	1,330,000	1,333,325
			2,357,725
Commercial Services-Finance — 0.3%
ACE Cash Express, Inc.
	10.250% 10/01/14(b)	1,025,000	840,500
			840,500
Funeral Services & Related Items — 0.3%
Service Corp. International
	6.750% 04/01/16	835,000	830,825
	7.375% 10/01/14	135,000	137,700
			968,525
Non-Profit Charity — 0.7%
Seminole Indian Tribe of Florida
	7.804% 10/01/20(b)	2,000,000	2,053,780
			2,053,780
Private Corrections — 0.6%
Corrections Corp. of America
	6.250% 03/15/13	1,345,000	1,341,638
GEO Group, Inc.
	8.250% 07/15/13	700,000	702,625
			2,044,263
Rental Auto/Equipment — 1.0%
Ashtead Holdings PLC
	8.625% 08/01/15(b)	1,390,000	1,132,850
Hertz Corp.
	8.875% 01/01/14	685,000	652,462
Rental Service Corp.
	9.500% 12/01/14	800,000	654,000
United Rentals North America, Inc.
	6.500% 02/15/12	925,000	837,125
			3,276,437
Commercial Services Total			11,541,230

10

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Cosmetics/Personal Care — 0.4%
Cosmetics & Toiletries — 0.4%
Elizabeth Arden, Inc.
	7.750% 01/15/14	1,470,000	1,411,200
			1,411,200
Cosmetics/Personal Care Total			1,411,200
Food — 1.8%
Food-Dairy Products — 0.3%
Dean Foods Co.
	7.000% 06/01/16	1,025,000	896,875
			896,875
Food-Meat Products — 0.4%
Smithfield Foods, Inc.
	7.750% 07/01/17	1,355,000	1,287,250
			1,287,250
Food-Miscellaneous/Diversified — 1.1%
Dole Food Co., Inc.
	8.625% 05/01/09	1,100,000	968,000
Pinnacle Foods Finance LLC
	9.250% 04/01/15	1,410,000	1,216,125
Reddy Ice Holdings, Inc.
	(d) 11/01/12 (10.500% 11/01/08)	1,420,000	1,366,750
			3,550,875
Food Total			5,735,000
Healthcare Services — 3.1%
Dialysis Centers — 0.5%
DaVita, Inc.
	7.250% 03/15/15	1,540,000	1,524,600
			1,524,600
Medical-Hospitals — 2.4%
Community Health Systems, Inc.
	8.875% 07/15/15	1,515,000	1,486,594
HCA, Inc.
	9.250% 11/15/16	1,555,000	1,593,875
	PIK,
	9.625% 11/15/16	2,305,000	2,379,912
Tenet Healthcare Corp.
	9.875% 07/01/14	2,465,000	2,301,694
			7,762,075

11

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Healthcare Services — (continued)
Physician Practice Management — 0.2%
U.S. Oncology Holdings, Inc.	PIK,
	10.759% 03/15/12(c)	1,020,000	785,400
			785,400
Healthcare Services Total			10,072,075
Household Products/Wares — 1.1%
Consumer Products-Miscellaneous — 1.1%
American Greetings Corp.
	7.375% 06/01/16	1,220,000	1,204,750
Amscan Holdings, Inc.
	8.750% 05/01/14	535,000	465,450
Jarden Corp.
	7.500% 05/01/17	660,000	578,325
Jostens IH Corp.
	7.625% 10/01/12	1,185,000	1,143,525
			3,392,050
Household Products/Wares Total			3,392,050
Pharmaceuticals — 1.8%
Medical-Drugs — 1.1%
Elan Finance PLC
	8.875% 12/01/13	1,995,000	1,885,275
Warner Chilcott Corp.
	8.750% 02/01/15	1,608,000	1,620,060
			3,505,335
Pharmacy Services — 0.3%
Omnicare, Inc.
	6.750% 12/15/13	1,235,000	1,099,150
			1,099,150
Vitamins & Nutrition Products — 0.4%
NBTY, Inc.
	7.125% 10/01/15	1,260,000	1,197,000
			1,197,000
Pharmaceuticals Total			5,801,485
CONSUMER NON-CYCLICAL TOTAL			42,038,026
ENERGY — 8.7%
Coal — 1.2%
Coal — 1.2%
Arch Western Finance LLC
	6.750% 07/01/13	1,545,000	1,521,825

12

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Coal — (continued)
Coal — (continued)
Massey Energy Co.
	6.875% 12/15/13	1,650,000	1,600,500
Peabody Energy Corp.
	7.375% 11/01/16	735,000	760,725
			3,883,050
Coal Total			3,883,050
Energy-Alternate Sources — 0.3%
Energy-Alternate Sources — 0.3%
VeraSun Energy Corp.
	9.375% 06/01/17(b)	1,285,000	950,900
			950,900
Energy-Alternate Sources Total			950,900
Oil & Gas — 5.2%
Oil & Gas Drilling — 0.3%
Pride International, Inc.
	7.375% 07/15/14	960,000	998,400
			998,400
Oil Companies-Exploration & Production — 4.2%
Chesapeake Energy Corp.
	6.375% 06/15/15	1,015,000	982,013
	7.500% 06/15/14	1,145,000	1,167,900
Cimarex Energy Co.
	7.125% 05/01/17	1,120,000	1,097,600
Compton Petroleum Corp.
	7.625% 12/01/13	1,360,000	1,264,800
Forest Oil Corp.
	8.000% 12/15/11	1,080,000	1,123,200
KCS Energy, Inc.
	7.125% 04/01/12	1,180,000	1,115,100
Newfield Exploration Co.
	6.625% 04/15/16	1,025,000	996,812
OPTI Canada, Inc.
	8.250% 12/15/14(b)	1,400,000	1,382,500
PetroHawk Energy Corp.
	9.125% 07/15/13	845,000	861,900
Pioneer Natural Resources Co.
	5.875% 07/15/16	930,000	851,855
Quicksilver Resources, Inc.
	7.125% 04/01/16	1,260,000	1,206,450

13

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Oil & Gas — (continued)
Oil Companies-Exploration & Production — (continued)
Southwestern Energy Co.
	7.500% 02/01/18(b)	1,250,000	1,287,500
			13,337,630
Oil Refining & Marketing — 0.7%
Tesoro Corp.
	6.625% 11/01/15	1,095,000	1,034,775
United Refining Co.
	10.500% 08/15/12	1,295,000	1,298,237
			2,333,012
Oil & Gas Total			16,669,042
Oil & Gas Services — 0.2%
Seismic Data Collection — 0.2%
Seitel, Inc.
	9.750% 02/15/14	830,000	688,900
			688,900
Oil & Gas Services Total			688,900
Pipelines — 1.8%
Pipelines — 1.8%
Atlas Pipeline Partners LP
	8.125% 12/15/15	990,000	975,150
El Paso Corp.
	6.875% 06/15/14	1,670,000	1,707,670
Kinder Morgan Finance Co. ULC
	5.700% 01/05/16	990,000	920,700
MarkWest Energy Partners LP
	6.875% 11/01/14	1,070,000	1,012,487
	8.500% 07/15/16	595,000	593,513
Williams Companies, Inc.
	7.750% 06/15/31	370,000	399,138
			5,608,658
Pipelines Total			5,608,658
ENERGY TOTAL			27,800,550
FINANCIALS — 6.4%
Diversified Financial Services — 4.5%
Finance-Auto Loans — 2.2%
Ford Motor Credit Co.
	7.800% 06/01/12(f)	2,595,000	2,237,544
	8.000% 12/15/16	1,385,000	1,134,269

14

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Diversified Financial Services — (continued)
Finance-Auto Loans — (continued)
GMAC LLC
	6.875% 09/15/11	2,050,000	1,672,650
	8.000% 11/01/31(f)	2,565,000	1,939,120
			6,983,583
Investment Management/Advisor Service — 1.8%
LVB Acquisition Merger Sub, Inc.
	11.625% 10/15/17(b)	1,240,000	1,219,850
	PIK,
	10.375% 10/15/17(b)	2,545,000	2,595,900
Nuveen Investments, Inc.
	10.500% 11/15/15(b)	2,240,000	2,035,600
			5,851,350
Special Purpose Entity — 0.5%
Goldman Sachs Capital II
	5.793% 12/29/49(c)	1,925,000	1,438,379
			1,438,379
Diversified Financial Services Total			14,273,312
Insurance — 1.0%
Insurance Brokers — 0.5%
HUB International Holdings, Inc.
	10.250% 06/15/15(b)	1,335,000	987,900
USI Holdings Corp.
	9.750% 05/15/15(b)	905,000	707,031
			1,694,931
Property/Casualty Insurance — 0.5%
Asurion Corp.
	9.595% 07/02/15(c)(e)	426,638	355,176
	11.040% 02/28/13	583,362	485,649
Crum & Forster Holdings Corp.
	7.750% 05/01/17	860,000	836,350
			1,677,175
Insurance Total			3,372,106
Real Estate Investment Trusts (REITs) — 0.9%
REITS-Hotels — 0.6%
Host Marriott LP
	6.750% 06/01/16	1,840,000	1,743,400
			1,743,400

15

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
REITS-Regional Malls — 0.3%
Rouse Co. LP/TRC Co-Issuer, Inc.
	6.750% 05/01/13(b)	1,165,000	1,018,548
			1,018,548
Real Estate Investment Trusts (REITs) Total			2,761,948
FINANCIALS TOTAL			20,407,366
INDUSTRIAL — 12.2%
Aerospace & Defense — 0.8%
Aerospace/Defense-Equipment — 0.4%
DRS Technologies, Inc.
	6.875% 11/01/13	1,245,000	1,220,100
			1,220,100
Electronics-Military — 0.4%
L-3 Communications Corp.
	6.375% 10/15/15	1,245,000	1,235,663
			1,235,663
Aerospace & Defense Total			2,455,763
Electrical Components & Equipment — 0.9%
Wire & Cable Products — 0.9%
Belden, Inc.
	7.000% 03/15/17	1,675,000	1,628,937
General Cable Corp.
	7.104% 04/01/15(c)	635,000	546,100
	7.125% 04/01/17	635,000	609,600
			2,784,637
Electrical Components & Equipment Total			2,784,637
Electronics — 0.3%
Electronic Components-Miscellaneous — 0.3%
Flextronics International Ltd.
	7.394% 10/01/14(b)(e)	727,768	675,611
	7.396% 10/01/14(b)(e)	47,076	43,702
	7.455% 10/01/14(b)(e)	222,657	206,699
			926,012
Electronics Total			926,012

16

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIAL — (continued)
Engineering & Construction — 0.3%
Building & Construction-Miscellaneous — 0.3%
Esco Corp.
	8.625% 12/15/13(b)	945,000	902,475
			902,475
Engineering & Construction Total			902,475
Environmental Control — 1.1%
Non-Hazardous Waste Disposal — 0.6%
Allied Waste North America, Inc.
	7.875% 04/15/13	1,940,000	1,981,225
			1,981,225
Recycling — 0.5%
Aleris International, Inc.
	10.000% 12/15/16	1,245,000	854,381
	PIK,
	9.000% 12/15/14	1,155,000	860,475
			1,714,856
Environmental Control Total			3,696,081
Hand / Machine Tools — 0.3%
Machinery-Electrical — 0.3%
Baldor Electric Co.
	8.625% 02/15/17	915,000	896,700
			896,700
Hand / Machine Tools Total			896,700
Machinery-Construction & Mining — 0.6%
Machinery-Construction & Mining — 0.6%
Terex Corp.
	8.000% 11/15/17	1,915,000	1,905,425
			1,905,425
Machinery-Construction & Mining Total			1,905,425
Machinery-Diversified — 0.8%
Machinery-General Industry — 0.4%
Manitowoc Co., Inc.
	7.125% 11/01/13	1,520,000	1,478,200
			1,478,200
Machinery-Material Handling — 0.4%
Columbus McKinnon Corp.
	8.875% 11/01/13	1,190,000	1,237,600
			1,237,600
Machinery-Diversified Total			2,715,800

17

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIAL — (continued)
Miscellaneous Manufacturing — 2.2%
Diversified Manufacturing Operators — 1.5%
Bombardier, Inc.
	6.300% 05/01/14(b)	1,981,000	1,881,950
Koppers Holdings, Inc.
	(d) 11/15/14 (9.875% 11/15/09)	1,400,000	1,190,000
Trinity Industries, Inc.
	6.500% 03/15/14	1,836,000	1,780,920
			4,852,870
Miscellaneous Manufacturing — 0.7%
American Railcar Industries, Inc.
	7.500% 03/01/14	1,175,000	1,075,125
TriMas Corp.
	9.875% 06/15/12	1,161,000	1,055,059
			2,130,184
Miscellaneous Manufacturing Total			6,983,054
Packaging & Containers — 2.3%
Containers-Metal/Glass — 1.3%
Crown Americas LLC & Crown Americas Capital Corp.
	7.750% 11/15/15	1,210,000	1,237,225
Owens-Brockway Glass Container, Inc.
	8.250% 05/15/13	1,470,000	1,521,450
Owens-Illinois, Inc.
	7.500% 05/15/10	1,480,000	1,513,300
			4,271,975
Containers-Paper/Plastic — 1.0%
Berry Plastics Holding Corp.
	10.250% 03/01/16	1,240,000	979,600
Jefferson Smurfit Corp.
	8.250% 10/01/12	1,420,000	1,324,150
Solo Cup Co.
	8.500% 02/15/14	1,100,000	874,500
			3,178,250
Packaging & Containers Total			7,450,225
Transportation — 2.6%
Transportation-Marine — 1.0%
Navios Maritime Holdings, Inc.
	9.500% 12/15/14	1,445,000	1,390,813

18

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIAL — (continued)
Transportation — (continued)
Transportation-Marine — (continued)
Ship Finance International Ltd.
	8.500% 12/15/13	1,155,000	1,172,325
Stena AB
	7.500% 11/01/13	695,000	683,706
			3,246,844
Transportation-Railroad — 0.6%
TFM SA de CV
	9.375% 05/01/12	1,755,000	1,825,200
			1,825,200
Transportation-Services — 0.8%
CHC Helicopter Corp.
	7.375% 05/01/14	1,720,000	1,707,100
PHI, Inc.
	7.125% 04/15/13	1,085,000	998,200
			2,705,300
Transportation-Trucks — 0.2%
QDI LLC
	9.000% 11/15/10	1,060,000	683,700
			683,700
Transportation Total			8,461,044
INDUSTRIAL TOTAL			39,177,216
TECHNOLOGY — 2.1%
Computers — 0.8%
Computer Services — 0.8%
Sungard Data Systems, Inc.
	9.125% 08/15/13	2,390,000	2,407,925
			2,407,925
Computers Total			2,407,925
Semiconductors — 1.0%
Electronic Components-Semiconductors — 1.0%
Freescale Semiconductor, Inc.
	PIK,
	9.125% 12/15/14	3,120,000	2,371,200
NXP BV/NXP Funding LLC
	9.500% 10/15/15	1,160,000	962,081
			3,333,281
Semiconductors Total			3,333,281

19

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
TECHNOLOGY — (continued)
Software — 0.3%
Transactional Software — 0.3%
Open Solutions, Inc.
	9.750% 02/01/15(b)	1,285,000	1,015,150
			1,015,150
Software Total			1,015,150
TECHNOLOGY TOTAL			6,756,356
UTILITIES — 6.6%
Electric — 6.6%
Electric-Generation — 1.9%
AES Corp.
	7.750% 03/01/14	975,000	987,187
	8.000% 10/15/17	855,000	872,100
Edison Mission Energy
	7.000% 05/15/17	1,270,000	1,247,775
Intergen NV
	9.000% 06/30/17(b)	2,725,000	2,847,625
			5,954,687
Electric-Integrated — 2.1%
CMS Energy Corp.
	6.875% 12/15/15	1,200,000	1,221,119
Energy Future Holdings Corp.
	10.875% 11/01/17(b)	1,970,000	1,941,632
Texas Competitive Electric Holdings Co.,
	PIK,
	10.500% 11/01/16(b)	3,875,000	3,720,000
			6,882,751
Independent Power Producer — 2.6%
Dynegy Holdings, Inc.
	7.125% 05/15/18	2,160,000	1,944,000
	7.750% 06/01/19	800,000	744,000
Mirant North America LLC
	7.375% 12/31/13	1,750,000	1,756,562
NRG Energy, Inc.
	7.250% 02/01/14	960,000	937,200
	7.375% 02/01/16	1,025,000	987,844
	7.375% 01/15/17	850,000	818,125

20

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (continued)
Electric — (continued)
Independent Power Producer — (continued)
NSG Holdings LLC/NSG Holdings, Inc.
	7.750% 12/15/25(b)	1,245,000	1,206,094
			8,393,825
Electric Total			21,231,263
UTILITIES TOTAL			21,231,263
	Total Corporate Fixed-Income Bonds & Notes (cost of $308,434,567)		282,480,252
Municipal Bonds — 1.5%
CALIFORNIA — 1.1%
CA Cabazon Band Mission Indians
	13.000% 10/01/11(g)	3,250,000	3,566,778
CALIFORNIA TOTAL			3,566,778
VIRGINIA — 0.4%
VA Tobacco Settlement Financing Corp.
	Series 2007 A1,
	6.706% 06/01/46	1,565,000	1,416,043
VIRGINIA TOTAL			1,416,043
	Total Municipal Bonds (cost of $4,814,844)		4,982,821

		Shares
Common Stocks — 0.7%
CONSUMER DISCRETIONARY — 0.5%
Hotels, Restaurants & Leisure — 0.1%
	Town Sports International Holdings, Inc. (i)	31,000	249,860
Hotels, Restaurants & Leisure Total			249,860
Media — 0.4%
	Clear Channel Communications, Inc.	20,000	640,000
	Idearc, Inc.	35,000	168,700
	Spanish Broadcasting System (h)	210,000	315,000
	Warner Music Group Corp.	35,000	210,000
Media Total			1,333,700
CONSUMER DISCRETIONARY TOTAL			1,583,560
INDUSTRIALS — 0.0%
Commercial Services & Supplies — 0.0%
	Fairlane Management Corp. (g)(h)(i)	50,004	—
Commercial Services & Supplies Total			—

21

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Road & Rail — 0.0%
	Quality Distribution, Inc. (h)	13,439	41,258
Road & Rail Total			41,258
INDUSTRIALS TOTAL			41,258
UTILITIES — 0.2%
Independent Power Producers & Energy Traders — 0.2%
	Mirant Corp. (h)	17,551	649,387
Independent Power Producers & Energy Traders Total			649,387
UTILITIES TOTAL			649,387
	Total Common Stocks (cost of $3,288,519)		2,274,205
Preferred Stocks — 0.0%
COMMUNICATIONS — 0.0%
Media — 0.0%
PTV Inc.	Series A,
	10.000% 01/10/23	18	3
Media Total			3
COMMUNICATIONS TOTAL			3
	Total Preferred Stocks (cost of $—)		3

		Units
Warrants — 0.0%
COMMUNICATIONS — 0.0%
Media — 0.0%
Broadcast Services/Programs — 0.0%		2,435	5,479
XM Satellite Radio Holdings, Inc.	Expires 03/15/10(b)(h)		5,479
		Media Total	5,479

22

		Units	Value ($)
Warrants — (continued)
COMMUNICATIONS — (continued)
Telecommunication Services — 0.0%
Telecommunication Services — 0.0%
Jazztel PLC	Expires 07/15/10 (g)(h)	1,435	—
			—
	Telecommunication Services Total		—
	COMMUNICATIONS TOTAL		5,479
CONSUMER NON-CYCLICAL — 0.0%
Food — 0.0%
Food-Retail — 0.0%
Pathmark Stores Inc.	Expires 09/19/10 (g)(h)	58,758	5,642
			5,642
	Food Total		5,642
	CONSUMER NON-CYCLICAL TOTAL		5,642

	Total Warrants (cost of $7,581,497)		11,121

		Par ($)
Short-Term Obligation — 7.3%
	Repurchase agreement with Fixed Income Clearing Corp., dated 02/29/08, due on 03/03/08, at 2.920%, collateralized by a U.S. Government Agency Obligation maturing 05/06/13, market value of $23,899,313 (repurchase proceeds $23,435,701)	23,430,000	23,430,000

	Total Short-Term Obligation (cost of $23,430,000)		23,430,000

	Total Investments — 97.7% (cost of $347,549,427)(j)(k)		313,178,402

	Other Assets & Liabilities, Net — 2.3%		7,253,079

	Net Assets — 100.0%		320,431,481

23

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Credit default swaps are marked to market daily based upon quotations from market makers.

Foreign securities are generally valued at the last sale price on the forward foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Forward Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security.

(a)	Principal amount is stated in United States dollars unless otherwise noted.

24

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2008, these securities, which are not illiquid except for those in the following  table, amounted to $66,428,498, which represents 20.7% of net assets.

	Acquisition
Security	Date	Par/Unit	Cost	Value
Hayes Lemmerz Finance Luxembourg SA
8.250% 06/15/15	05/30/07	$1,290,000	$1,747,859	$1,468,811
Local TV Finance LLC
9.250% 06/15/15	05/07/07	860,000	876,469	700,900
Open Solutions, Inc.
9.750% 02/01/15	01/23/07	1,285,000	1,301,700	1,015,150
Steinway Musical Instruments, Inc.
7.000% 03/01/14	02/23/06	1,435,000	1,427,247	1,262,800
XM Satellite Radio Holdings, Inc.
0.000%03/15/10	10/21/02	2,435	300,101	5,479
				$4,453,140

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at February 29, 2008.

(d)	Step bond. This security is currently not paying coupon. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(e)	Loan participation agreement.

(f)	All or a portion of this security is pledged as collateral for credit default swaps.

(g)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(h)	Non-income producing

(i)	Security has no value.

(j)	Cost for federal income tax purposes is $348,105,506.

(k)	Unrealized appreciation and depreciation at February 29, 2008 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$3,179,256	$(38,106,360)	$(34,927,104)

At February 29, 2008, the Fund sold the following credit default  swap contracts:

Swap	Referenced	Sale	Receive	Expiration	Notional	Net Unrealized
Counterparty	Obligation	Protection	Fixed Rate	Date	Amount	Depreciation
Morgan Stanley	Ford Motor Co., 7.45% 07/16/31	Sale	3.000%	06/20/09	$1,750,000	$(106,845)

At February 29, 2008, the Fund had entered into the following forward foreign currency exchange contracts:

Forward Currency		Aggregate	Settlement	Unrealized
Contracts to Sell	Value	Face Value	Date	Depreciation
EUR	$2,965,793	$2,879,128	03/25/08	$(86,665)
EUR	2,608,829	2,596,779	03/31/08	(12,050)
				$(98,715)

Acronym	Name
EUR	Euro
PIK	Payment-In-Kind

25

INVESTMENT PORTFOLIO
February 29, 2008 (Unaudited)	Columbia Strategic Income Fund

			Par ($)(a)	Value ($)*
Government & Agency Obligations — 53.9%
FOREIGN GOVERNMENT OBLIGATIONS — 34.7%
Aries Vermoegensverwaltungs GmbH
	7.750% 10/25/09(b)	EUR	2,750,000	4,409,838
	7.750% 10/25/09	EUR	2,500,000	4,008,943
Corp. Andina de Fomento
	6.375% 06/18/09	EUR	4,350,000	6,750,796
European Investment Bank
	0.781% 09/21/11(c)	JPY	2,715,000,000	26,129,543
	1.250% 09/20/12	JPY	1,135,000,000	11,063,699
	5.500% 12/07/11	GBP	5,250,000	10,741,063
Export Development Canada
	0.880% 09/22/08	JPY	1,875,000,000	18,057,483
Federal Republic of Brazil
	6.000% 01/17/17		6,850,000	7,021,250
	7.375% 02/03/15	EUR	6,950,000	11,387,856
	8.750% 02/04/25		4,500,000	5,580,000
	11.000% 08/17/40		12,400,000	16,671,800
	12.500% 01/05/22	BRL	5,757,000	3,719,190
Federal Republic of Germany
	4.250% 07/04/14	EUR	12,990,000	20,512,571
	5.000% 07/04/12	EUR	6,585,000	10,640,333
	6.000% 06/20/16	EUR	9,500,000	16,640,172
Government of Canada
	4.500% 06/01/15	CAD	9,760,000	10,572,532
	5.000% 06/01/14	CAD	9,640,000	10,701,110
	10.000% 06/01/08	CAD	18,530,000	19,134,143
Government of New Zealand
	6.000% 11/15/11	NZD	6,300,000	4,867,315
International Bank for Reconstruction & Development
	9.750% 08/02/10	ZAR	32,400,000	4,040,773
Kingdom of Norway
	5.500% 05/15/09	NOK	100,170,000	19,310,911
	6.000% 05/16/11	NOK	97,330,000	19,522,379
Kingdom of Spain
	5.500% 07/30/17	EUR	15,410,000	25,976,079
Kingdom of Sweden
	5.000% 01/28/09	SEK	112,860,000	18,444,239
	6.750% 05/05/14	SEK	178,600,000	33,497,819
Kreditanstalt fuer Wiederaufbau
	0.658% 08/08/11(c)	JPY	1,170,000,000	11,263,263

			Par ($)(a)	Value ($)
Government & Agency Obligations — (continued)
FOREIGN GOVERNMENT OBLIGATIONS — (continued)
	4.580% 04/06/16(c)		5,033,000	5,033,000
Pemex Project Funding Master Trust
	5.750% 03/01/18		3,800,000	3,872,200
	5.750% 03/01/18(b)		3,570,000	3,637,830
	6.625% 04/04/10	EUR	3,025,000	4,733,394
Philippine Government International Bond
	9.500% 02/02/30		4,300,000	5,595,160
Province of Quebec
	4.500% 12/01/16	CAD	8,710,000	8,999,375
	6.000% 10/01/12	CAD	7,155,000	7,959,878
Republic of Chile
	7.125% 01/11/12		3,000,000	3,352,800
Republic of Colombia
	8.125% 05/21/24		8,525,000	9,803,750
	9.750% 04/09/11		3,779,632	4,100,901
Republic of France
	4.000% 04/25/13	EUR	16,290,000	25,323,969
	4.750% 10/25/12	EUR	15,400,000	24,658,386
Republic of Italy
	4.250% 02/01/15	EUR	7,765,000	12,053,329
Republic of Panama
	6.700% 01/26/36		6,900,000	6,934,500
	8.875% 09/30/27		7,270,000	9,163,835
Republic of Peru
	9.875% 02/06/15		6,000,000	7,536,000
Republic of Poland
	4.750% 04/25/12	PLN	9,300,000	3,797,356
	5.750% 03/24/10	PLN	36,900,000	15,705,960
Republic of South Africa
	6.500% 06/02/14		3,650,000	3,796,000
	13.000% 08/31/09	ZAR	9,073,333	1,204,061
	13.000% 08/31/10	ZAR	10,853,334	1,490,884
	13.000% 08/31/11	ZAR	9,073,333	1,287,365
Republic of Venezuela
	7.000% 03/16/15	EUR	3,000,000	4,069,495
Russian Federation
	7.500% 03/31/30		21,344,400	24,394,515
	11.000% 07/24/18		5,752,000	8,295,534

			Par ($)(a)	Value ($)
Government & Agency Obligations — (continued)
FOREIGN GOVERNMENT OBLIGATIONS — (continued)
	12.750% 06/24/28		7,430,000	13,364,341
Treasury Corp. of Victoria
	6.250% 10/15/12	AUD	18,840,000	16,867,721
United Kingdom Treasury
	5.000% 09/07/14	GBP	3,510,000	7,239,293
	5.750% 12/07/09	GBP	2,550,000	5,211,889
	8.000% 09/27/13	GBP	3,280,000	7,704,163
	9.000% 07/12/11	GBP	5,350,000	12,238,285
United Mexican States
	6.050% 01/11/40		2,350,000	2,320,625
	6.750% 09/27/34		2,820,000	3,099,180
	8.125% 12/30/19		11,020,000	13,802,550
	8.375% 01/14/11		14,270,000	16,039,480
	11.375% 09/15/16		7,590,000	10,925,805
Western Australia Treasury Corp.
	7.000% 04/15/15	AUD	9,940,000	9,226,668
	FOREIGN GOVERNMENT OBLIGATIONS TOTAL			675,504,577
U.S. GOVERNMENT AGENCIES — 1.3%
Federal Home Loan Mortgage Corp.
	5.125% 10/15/08(d)		1,280,000	1,301,276
	5.750% 03/15/09(d)		1,010,000	1,045,122
	6.750% 03/15/31		406,000	502,530
Federal National Mortgage Association
	3.250% 08/15/08		8,000,000	8,020,800
	4.375% 07/17/13(d)		3,003,000	3,136,946
	5.000% 09/15/08(d)		10,000,000	10,146,290
	U.S. GOVERNMENT AGENCIES TOTAL			24,152,964
U.S. GOVERNMENT OBLIGATIONS — 17.9%
U.S. Treasury Bonds
	5.375% 02/15/31(d)		17,000,000	19,368,049
	7.500% 11/15/24(d)		18,400,000	25,538,630
	8.875% 02/15/19(d)		21,827,000	31,693,481
	10.625% 08/15/15(d)		29,415,000	43,844,440
	12.500% 08/15/14(d)		52,151,000	60,128,486
U.S. Treasury Notes
	4.250% 09/30/12(d)		40,000,000	43,146,880
	5.000% 02/15/11(d)		47,600,000	51,898,851
	5.125% 06/30/08(d)		10,000,000	10,106,250
	5.125% 05/15/16(d)(e)		46,000,000	51,814,676

			Par ($)(a)	Value ($)
Government & Agency Obligations — (continued)
U.S. GOVERNMENT OBLIGATIONS — (continued)
U.S. Treasury STRIPS
	(f) 11/15/08(d)		7,000,000	6,915,139
	(f) 05/15/23(d)		4,550,000	2,289,433
	P.O.,
	(f) 11/15/13(d)		2,250,000	1,919,135
	U.S. GOVERNMENT OBLIGATIONS TOTAL			348,663,450
	Total Government & Agency Obligations (cost of $983,754,213)			1,048,320,991
Corporate Fixed-Income Bonds & Notes — 32.2%
BASIC MATERIALS — 2.4%
Chemicals — 0.9%
Agricultural Chemicals — 0.2%
Mosaic Co.
	7.875% 12/01/16(b)		3,055,000	3,284,125
				3,284,125
Chemicals-Diversified — 0.5%
Huntsman International LLC
	6.875% 11/15/13(b)	EUR	1,165,000	1,697,900
	7.875% 11/15/14		3,115,000	3,224,025
Ineos Group Holdings PLC
	8.500% 02/15/16(b)		2,435,000	1,826,250
NOVA Chemicals Corp.
	6.500% 01/15/12		2,845,000	2,667,188
				9,415,363
Chemicals-Specialty — 0.2%
Chemtura Corp.
	6.875% 06/01/16		2,560,000	2,316,800
MacDermid, Inc.
	9.500% 04/15/17(b)		1,730,000	1,522,400
				3,839,200
	Chemicals Total			16,538,688
Forest Products & Paper — 0.5%
Paper & Related Products — 0.5%
Abitibi-Consolidated, Inc.
	8.375% 04/01/15		3,900,000	2,184,000
Domtar Corp.
	7.125% 08/15/15		3,060,000	2,876,400
Georgia-Pacific Corp.
	8.000% 01/15/24		2,880,000	2,548,800

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
BASIC MATERIALS — (continued)
Forest Products & Paper — (continued)
Paper & Related Products — (continued)
NewPage Corp.
10.000% 05/01/12(b)	1,370,000	1,373,425
12.000% 05/01/13	1,305,000	1,285,425
		10,268,050
Forest Products & Paper Total		10,268,050
Metals & Mining — 1.0%
Diversified Minerals — 0.2%
FMG Finance Ltd.
10.625% 09/01/16(b)	3,670,000	4,165,450
		4,165,450
Metal-Diversified — 0.4%
Freeport-McMoRan Copper & Gold, Inc.
8.375% 04/01/17	7,110,000	7,536,600
		7,536,600
Mining Services — 0.1%
Noranda Aluminium Holding Corp.
PIK,
10.488% 11/15/14(b)(c)	2,025,000	1,437,750
		1,437,750
Non-Ferrous Metals — 0.3%
Codelco, Inc.
5.500% 10/15/13	6,000,000	6,287,640
		6,287,640
Metals & Mining Total		19,427,440
BASIC MATERIALS TOTAL		46,234,178
COMMUNICATIONS — 6.0%
Media — 2.4%
Broadcast Services/Programs — 0.1%
Clear Channel Communications, Inc.
4.900% 05/15/15	1,700,000	1,088,000
5.500% 12/15/16	1,585,000	1,022,325
		2,110,325
Cable TV — 0.9%
Atlantic Broadband Finance LLC
9.375% 01/15/14	1,460,000	1,301,225
Cablevision Systems Corp.
8.000% 04/15/12	2,049,000	1,972,163
Charter Communications Holdings I LLC
11.000% 10/01/15	2,315,000	1,608,925
CSC Holdings, Inc.
7.625% 04/01/11	4,075,000	4,049,531

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Media — (continued)
Cable TV — (continued)
	7.625% 07/15/18	1,852,000	1,694,580
DirecTV Holdings LLC
	6.375% 06/15/15	3,655,000	3,390,012
EchoStar DBS Corp.
	6.625% 10/01/14	4,100,000	3,946,250
			17,962,686
Multimedia — 0.4%
CanWest MediaWorks LP
	9.250% 08/01/15(b)	3,130,000	2,942,200
Lamar Media Corp.
	6.625% 08/15/15	2,915,000	2,681,800
Quebecor Media, Inc.
	7.750% 03/15/16	2,635,000	2,417,613
	7.750% 03/15/16(b)	830,000	761,525
			8,803,138
Publishing-Books — 0.2%
TL Acquisitions, Inc.
	10.500% 01/15/15(b)	3,950,000	3,515,500
			3,515,500
Publishing-Periodicals — 0.5%
Dex Media, Inc.
	(g) 11/15/13 (9.000% 11/15/08)	1,775,000	1,278,000
Idearc, Inc.
	8.000% 11/15/16	4,455,000	2,628,450
Penton Media, Inc.
	8.122% 02/01/14(h)	1,000,000	715,000
R.H. Donnelley Corp.
	8.875% 01/15/16	2,030,000	1,207,850
	8.875% 10/15/17(b)	4,595,000	2,688,075
Reader’s Digest Association, Inc.
	9.000% 02/15/17(b)	1,560,000	1,123,200
			9,640,575
Radio — 0.1%
CMP Susquehanna Corp.
	9.875% 05/15/14	2,185,000	1,444,831
			1,444,831

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Media — (continued)
Television — 0.2%
Local TV Finance LLC
	PIK,
	9.250% 06/15/15(b)	1,355,000	1,104,325
Univision Communications, Inc.
	PIK,
	9.750% 03/15/15(b)	4,110,000	2,835,900
			3,940,225
Media Total			47,417,280
Telecommunication Services — 3.6%
Cellular Telecommunications — 1.1%
Cricket Communications, Inc.
	9.375% 11/01/14	4,015,000	3,573,350
Digicel Group Ltd.
	8.875% 01/15/15(b)	3,800,000	3,325,000
MetroPCS Wireless, Inc.
	9.250% 11/01/14	3,805,000	3,348,400
Orascom Telecom Finance SCA
	7.875% 02/08/14(b)	1,150,000	1,073,755
Rural Cellular Corp.
	8.124% 06/01/13(c)	2,100,000	2,121,000
	8.989% 11/01/12(c)	1,845,000	1,863,450
US Unwired, Inc.
	10.000% 06/15/12	2,540,000	2,362,200
Wind Acquisition Financial SA
	PIK,
	11.201% 12/21/11(h)	3,435,064	3,091,558
			20,758,713
Satellite Telecommunications — 0.6%
Inmarsat Finance II PLC
	(g) 11/15/12 (10.375% 11/15/08)	2,855,000	2,762,213
Intelsat Bermuda, Ltd.
	9.250% 06/15/16	1,500,000	1,500,000
	11.250% 06/15/16	3,960,000	3,945,150
Intelsat Intermediate Holdings Co., Ltd.
	(g) 02/01/15 (9.250% 02/01/10)	3,575,000	2,994,062
PanAmSat Corp.
	9.000% 08/15/14	1,456,000	1,456,000
			12,657,425

			Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Telecommunication Services — (continued)
Telecommunication Equipment — 0.2%
Lucent Technologies, Inc.
	6.450% 03/15/29		4,430,000	3,322,500
				3,322,500
Telecommunication Services — 0.5%
Hellas Telecommunications Luxembourg II
	10.008% 01/15/15(b)(c)		1,385,000	1,011,050
Nordic Telephone Co. Holdings ApS
	8.250% 05/01/16(b)	EUR	1,285,000	1,785,004
	8.875% 05/01/16(b)		615,000	605,775
Syniverse Technologies, Inc.
	7.750% 08/15/13		1,570,000	1,499,350
Time Warner Telecom Holdings, Inc.
	9.250% 02/15/14		2,585,000	2,585,000
West Corp.
	11.000% 10/15/16		3,010,000	2,520,875
				10,007,054
Telephone-Integrated — 1.2%
Cincinnati Bell, Inc.
	7.000% 02/15/15		2,615,000	2,458,100
Citizens Communications Co.
	7.875% 01/15/27		3,585,000	3,190,650
Qwest Communications International, Inc.
	7.500% 02/15/14		2,400,000	2,334,000
Qwest Corp.
	7.500% 10/01/14		1,340,000	1,326,600
	7.500% 06/15/23		3,585,000	3,289,237
	8.875% 03/15/12		2,775,000	2,896,406
Virgin Media Finance PLC
	8.750% 04/15/14	EUR	2,595,000	3,250,172
	8.750% 04/15/14		435,000	371,925

			Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Telecommunication Services — (continued)
Telephone-Integrated — (continued)
Windstream Corp.
	8.625% 08/01/16		3,300,000	3,357,750
				22,474,840
	Telecommunication Services Total			69,220,532
	COMMUNICATIONS TOTAL			116,637,812
CONSUMER CYCLICAL — 4.6%
Apparel — 0.2%
Apparel Manufacturers — 0.2%
Levi Strauss & Co.
	9.750% 01/15/15		4,330,000	4,297,525
				4,297,525
	Apparel Total			4,297,525
Auto Manufacturers — 0.4%
Auto-Cars/Light Trucks — 0.4%
Ford Motor Co.
	7.450% 07/16/31		3,445,000	2,351,212
General Motors Corp.
	8.375% 07/15/33		7,680,000	5,875,200
				8,226,412
	Auto Manufacturers Total			8,226,412
Auto Parts & Equipment — 0.6%
Auto/Truck Parts & Equipment-Original — 0.3%
ArvinMeritor, Inc.
	8.125% 09/15/15		1,880,000	1,555,700
Hayes Lemmerz Finance Luxembourg SA
	8.250% 06/15/15(b)	EUR	2,050,000	2,334,157
TRW Automotive, Inc.
	7.000% 03/15/14(b)		2,145,000	1,978,763
				5,868,620
Auto/Truck Parts & Equipment-Replacement — 0.1%
Commercial Vehicle Group, Inc.
	8.000% 07/01/13		2,380,000	1,939,700
				1,939,700
Rubber-Tires — 0.2%
Goodyear Tire & Rubber Co.
	8.625% 12/01/11		560,000	582,400
	9.000% 07/01/15		2,720,000	2,862,800
				3,445,200
	Auto Parts & Equipment Total			11,253,520

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Distribution/Wholesale — 0.1%
Distribution/Wholesale — 0.1%
Buhrmann U.S., Inc.
	7.875% 03/01/15	1,610,000	1,521,450
			1,521,450
Distribution/Wholesale Total			1,521,450
Entertainment — 0.5%
Gambling (Non-Hotel) — 0.2%
Mashantucket Western Pequot Tribe
	8.500% 11/15/15(b)	4,545,000	4,045,050
			4,045,050
Music — 0.2%
Steinway Musical Instruments, Inc.
	7.000% 03/01/14(b)	2,355,000	2,072,400
WMG Acquisition Corp.
	7.375% 04/15/14	2,465,000	1,947,350
WMG Holdings Corp.
	(g) 12/15/14 (9.500% 12/15/09)	2,280,000	1,185,600
			5,205,350
Resorts/Theme Parks — 0.1%
Six Flags, Inc.
	9.625% 06/01/14	2,550,000	1,581,000
			1,581,000
Entertainment Total			10,831,400
Home Builders — 0.1%
Building-Residential/Commercial — 0.1%
KB Home
	5.875% 01/15/15	1,830,000	1,617,262
			1,617,262
Home Builders Total			1,617,262
Home Furnishings — 0.2%
Home Furnishings — 0.2%
Sealy Mattress Co.
	8.250% 06/15/14	2,170,000	1,974,700
Simmons Co.
	8.204% 02/15/12(h)	2,300,000	1,403,000
			3,377,700
Home Furnishings Total			3,377,700

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Leisure Time — 0.2%
Cruise Lines — 0.1%
Royal Caribbean Cruises Ltd.
	7.000% 06/15/13	3,090,000	2,959,559
			2,959,559
Recreational Centers — 0.1%
Town Sports International, Inc.
	(g) 02/01/14 (11.000% 02/01/09)	1,703,000	1,566,760
			1,566,760
Leisure Time Total			4,526,319
Lodging — 1.1%
Casino Hotels — 1.1%
Buffalo Thunder Development Authority
	9.375% 12/15/14(b)	1,150,000	874,000
Galaxy Entertainment Finance Co., Ltd.
	9.875% 12/15/12(b)	3,360,000	3,343,200
Greektown Holdings LLC
	10.750% 12/01/13(b)	3,340,000	3,156,300
Harrah’s Operating Co., Inc.
	10.750% 02/01/16(b)	3,000,000	2,621,250
Jacobs Entertainment, Inc.
	9.750% 06/15/14	2,165,000	1,796,950
Majestic Star LLC
	9.750% 01/15/11	2,740,000	1,561,800
MGM Mirage
	7.500% 06/01/16	4,375,000	4,068,750
Pinnacle Entertainment, Inc.
	7.500% 06/15/15(b)	2,100,000	1,617,000
Snoqualmie Entertainment Authority
	6.936% 02/01/14(b)(c)	375,000	324,375
	9.125% 02/01/15(b)	375,000	333,750
Station Casinos, Inc.
	6.625% 03/15/18	3,040,000	1,862,000
			21,559,375
Lodging Total			21,559,375
Retail — 1.1%
Retail-Apparel/Shoe — 0.2%
Hanesbrands, Inc.
	8.204% 12/15/14(c)	1,465,000	1,289,200
Phillips-Van Heusen Corp.
	8.125% 05/01/13	1,140,000	1,157,100

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Retail — (continued)
Retail-Apparel/Shoe — (continued)
	7.250% 02/15/11	1,620,000	1,628,100
			4,074,400
Retail-Arts & Crafts — 0.1%
Michaels Stores, Inc.
	11.375% 11/01/16	1,730,000	1,431,575
			1,431,575
Retail-Automobiles — 0.4%
Asbury Automotive Group, Inc.
	7.625% 03/15/17	800,000	632,000
	8.000% 03/15/14	2,235,000	1,933,275
AutoNation, Inc.
	6.258% 04/15/13(c)	450,000	369,000
	7.000% 04/15/14	1,245,000	1,132,950
KAR Holdings, Inc.
	10.000% 05/01/15(b)	2,130,000	1,842,450
United Auto Group, Inc.
	7.750% 12/15/16	1,915,000	1,637,325
			7,547,000
Retail-Drug Stores — 0.2%
Rite Aid Corp.
	9.375% 12/15/15	3,890,000	3,014,750
			3,014,750
Retail-Propane Distributors — 0.1%
AmeriGas Partners LP
	7.125% 05/20/16	2,315,000	2,257,125
	7.250% 05/20/15	650,000	640,250
			2,897,375
Retail-Restaurants — 0.1%
Landry’s Restaurants, Inc.
	9.500% 12/15/14	2,020,000	1,949,300
			1,949,300
Retail Total			20,914,400

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Textiles — 0.1%
Textile-Products — 0.1%
INVISTA
	9.250% 05/01/12(b)	2,200,000	2,252,250
			2,252,250
Textiles Total			2,252,250
CONSUMER CYCLICAL TOTAL			90,377,613
CONSUMER NON-CYCLICAL — 4.5%
Agriculture — 0.1%
Tobacco — 0.1%
Reynolds American, Inc.
	7.625% 06/01/16	2,030,000	2,149,738
			2,149,738
Agriculture Total			2,149,738
Beverages — 0.2%
Beverages-Non-Alcoholic — 0.1%
Cott Beverages, Inc.
	8.000% 12/15/11	1,760,000	1,443,200
			1,443,200
Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc.
	8.125% 01/15/12	2,310,000	2,310,000
			2,310,000
Beverages Total			3,753,200
Biotechnology — 0.1%
Medical-Biomedical/Gene — 0.1%
Bio-Rad Laboratories, Inc.
	7.500% 08/15/13	2,320,000	2,337,400
			2,337,400
Biotechnology Total			2,337,400
Commercial Services — 1.4%
Commercial Services — 0.3%
ARAMARK Corp.
	8.500% 02/01/15	2,725,000	2,684,125
Iron Mountain, Inc.
	7.750% 01/15/15	2,725,000	2,731,813
			5,415,938
Commercial Services-Finance — 0.1%
ACE Cash Express, Inc.
	10.250% 10/01/14(b)	1,550,000	1,271,000
			1,271,000

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Commercial Services — (continued)
Funeral Services & Related Items — 0.1%
Service Corp. International
	6.750% 04/01/16	1,980,000	1,970,100
	7.375% 10/01/14	290,000	295,800
			2,265,900
Non-Profit Charity — 0.2%
Seminole Indian Tribe of Florida
	7.804% 10/01/20(b)	3,215,000	3,301,451
			3,301,451
Private Corrections — 0.3%
Corrections Corp. of America
	6.250% 03/15/13	2,355,000	2,349,112
GEO Group, Inc.
	8.250% 07/15/13	2,865,000	2,875,744
			5,224,856
Rental Auto/Equipment — 0.4%
Ashtead Capital, Inc.
	9.000% 08/15/16(b)	330,000	272,250
Ashtead Holdings PLC
	8.625% 08/01/15(b)	2,805,000	2,286,075
Hertz Corp.
	8.875% 01/01/14	2,055,000	1,957,388
Rental Service Corp.
	9.500% 12/01/14	2,300,000	1,880,250
United Rentals North America, Inc.
	6.500% 02/15/12	2,650,000	2,398,250
			8,794,213
Commercial Services Total			26,273,358
Cosmetics/Personal Care — 0.1%
Cosmetics & Toiletries — 0.1%
Elizabeth Arden, Inc.
	7.750% 01/15/14	2,390,000	2,294,400
			2,294,400
Cosmetics/Personal Care Total			2,294,400

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Food — 0.6%
Food-Dairy Products — 0.1%
Dean Foods Co.
	7.000% 06/01/16	2,055,000	1,798,125
			1,798,125
Food-Meat Products — 0.2%
Smithfield Foods, Inc.
	7.750% 07/01/17	2,995,000	2,845,250
			2,845,250
Food-Miscellaneous/Diversified — 0.3%
Dole Food Co., Inc.
	8.625% 05/01/09	2,192,000	1,928,960
Pinnacle Foods Finance LLC
	9.250% 04/01/15	2,650,000	2,285,625
Reddy Ice Holdings, Inc.
	(g) 11/01/12 (10.500% 11/01/08)	1,875,000	1,804,687
			6,019,272
Food Total			10,662,647
Healthcare Services — 1.0%
Dialysis Centers — 0.1%
DaVita, Inc.
	7.250% 03/15/15	3,355,000	3,321,450
			3,321,450
Medical-Hospitals — 0.8%
Community Health Systems, Inc.
	8.875% 07/15/15	3,095,000	3,036,969
HCA, Inc.
	9.250% 11/15/16	2,655,000	2,721,375
	PIK,
	9.625% 11/15/16	4,800,000	4,956,000
Tenet Healthcare Corp.
	9.875% 07/01/14	5,360,000	5,004,900
			15,719,244
Physician Practice Management — 0.1%
U.S. Oncology Holdings, Inc.
	PIK,
	10.759% 03/15/12(c)	1,660,000	1,278,200
			1,278,200
Healthcare Services Total			20,318,894

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Household Products/Wares — 0.5%
Consumer Products-Miscellaneous — 0.5%
American Greetings Corp.
	7.375% 06/01/16	2,365,000	2,335,438
Amscan Holdings, Inc.
	8.750% 05/01/14	2,600,000	2,262,000
Jarden Corp.
	7.500% 05/01/17	2,565,000	2,247,581
Jostens IH Corp.
	7.625% 10/01/12	2,250,000	2,171,250
			9,016,269
Household Products/Wares Total			9,016,269
Pharmaceuticals — 0.5%
Medical-Drugs — 0.3%
Elan Finance PLC
	8.875% 12/01/13	3,650,000	3,449,250
Warner Chilcott Corp.
	8.750% 02/01/15	3,305,000	3,329,787
			6,779,037
Pharmacy Services — 0.1%
Omnicare, Inc.
	6.750% 12/15/13	2,740,000	2,438,600
			2,438,600
Vitamins & Nutrition Products — 0.1%
NBTY, Inc.
	7.125% 10/01/15	1,520,000	1,444,000
			1,444,000
Pharmaceuticals Total			10,661,637
CONSUMER NON-CYCLICAL TOTAL			87,467,543
ENERGY — 4.2%
Coal — 0.4%
Arch Western Finance LLC
	6.750% 07/01/13	2,975,000	2,930,375
Massey Energy Co.
	6.875% 12/15/13	2,975,000	2,885,750
Peabody Energy Corp.
	7.375% 11/01/16	1,060,000	1,097,100
			6,913,225
Coal Total			6,913,225

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Energy-Alternate Sources — 0.1%
VeraSun Energy Corp.
	9.375% 06/01/17(b)	2,045,000	1,513,300
			1,513,300
Energy-Alternate Sources Total			1,513,300
Oil & Gas — 2.4%
Oil & Gas Drilling — 0.1%
Pride International, Inc.
	7.375% 07/15/14	1,530,000	1,591,200
			1,591,200
Oil Companies-Exploration & Production — 1.8%
Chesapeake Energy Corp.
	7.500% 06/15/14	2,195,000	2,238,900
	6.375% 06/15/15	1,910,000	1,847,925
Cimarex Energy Co.
	7.125% 05/01/17	2,225,000	2,180,500
Compton Petroleum Corp.
	7.625% 12/01/13	2,230,000	2,073,900
Forest Oil Corp.
	8.000% 12/15/11	1,300,000	1,352,000
KCS Energy, Inc.
	7.125% 04/01/12	2,455,000	2,319,975
Newfield Exploration Co.
	6.625% 04/15/16	1,575,000	1,531,688
OPTI Canada, Inc.
	8.250% 12/15/14(b)	2,875,000	2,839,062
PEMEX Finance Ltd.
	9.150% 11/15/18	2,485,000	3,019,275
	10.610% 08/15/17	1,650,000	2,120,250
PetroHawk Energy Corp.
	9.125% 07/15/13	1,425,000	1,453,500
Pioneer Natural Resources Co.
	5.875% 07/15/16	2,400,000	2,198,335
Quicksilver Resources, Inc.
	7.125% 04/01/16	2,540,000	2,432,050
Ras Laffan Liquefied Natural Gas Co., Ltd. III
	5.832% 09/30/16(b)	4,200,000	4,270,938
Southwestern Energy Co.
	7.500% 02/01/18(b)	2,485,000	2,559,550

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Oil & Gas — (continued)
Oil Companies-Exploration & Production — (continued)
XTO Energy, Inc.
	7.500% 04/15/12	340,000	382,622
			34,820,470
Oil Refining & Marketing — 0.2%
Tesoro Corp.
	6.625% 11/01/15	2,050,000	1,937,250
United Refining Co.
	10.500% 08/15/12	2,215,000	2,220,537
			4,157,787
Oil-Field Services — 0.3%
Gazprom International SA
	7.201% 02/01/20	4,978,254	5,107,689
			5,107,689
Oil & Gas Total			45,677,146
Oil & Gas Services — 0.0%
Seismic Data Collection — 0.0%
Seitel, Inc.
	9.750% 02/15/14	1,125,000	933,750
			933,750
Oil & Gas Services Total			933,750
Oil, Gas & Consumable Fuels — 0.4%
Oil Company-Integrated — 0.4%
Petrobras International Finance Co.
	6.125% 10/06/16	8,150,000	8,315,445
			8,315,445
Oil, Gas & Consumable Fuels Total			8,315,445
Pipelines — 0.9%
Atlas Pipeline Partners LP
	8.125% 12/15/15	1,700,000	1,674,500
Colorado Interstate Gas Co.
	6.800% 11/15/15	790,000	831,880
El Paso Corp.
	6.875% 06/15/14	2,970,000	3,036,994
Kinder Morgan Finance Co. ULC
	5.700% 01/05/16	2,600,000	2,418,000

Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Pipelines — (continued)
MarkWest Energy Partners LP
6.875% 11/01/14	1,885,000	1,783,681
8.500% 07/15/16	845,000	842,888
Williams Companies, Inc.
6.375% 10/01/10(b)	4,670,000	4,775,075
7.750% 06/15/31	1,460,000	1,574,975
8.125% 03/15/12	1,125,000	1,226,250
18,164,243
Pipelines Total	18,164,243
ENERGY TOTAL	81,517,109
FINANCIALS — 3.7%
Banks — 0.1%
Commercial Banks-Southern US — 0.0%
First Union National Bank
5.800% 12/01/08	382,000	389,321
389,321
Super-Regional Banks-US — 0.1%
Bank One Corp.
6.000% 08/01/08	623,000	628,780
628,780
Banks Total	1,018,101
Commercial Banks — 0.7%
Special Purpose Banks — 0.7%
Instituto de Credito Oficial
0.800% 09/28/09	JPY	1,380,000,000	13,280,889
13,280,889
Commercial Banks Total	13,280,889
Diversified Financial Services — 2.3%
Finance-Auto Loans — 0.8%
Ford Motor Credit Co.
7.800% 06/01/12	5,225,000	4,505,267
8.000% 12/15/16	2,630,000	2,153,883
GMAC LLC
6.875% 09/15/11	4,505,000	3,675,751
8.000% 11/01/31	5,975,000	4,517,052
14,851,953
Finance-Consumer Loans — 0.3%
SLM Corp.
6.500% 06/15/10	NZD	7,865,000	5,441,007
5,441,007

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Diversified Financial Services — (continued)
Investment Management/Advisor Service — 0.5%
LVB Acquisition Merger Sub, Inc.
	11.625% 10/15/17(b)	1,865,000	1,834,694
	PIK,
	10.375% 10/15/17(b)	4,675,000	4,768,500
Nuveen Investments, Inc.
	10.500% 11/15/15(b)	3,865,000	3,512,318
			10,115,512
Special Purpose Entity — 0.7%
CDX North America High Yield
	8.750% 12/29/12(b)	12,642,500	11,820,738
Goldman Sachs Capital II
	5.793% 12/29/49	3,030,000	2,264,046
Prudential Funding LLC
	6.600% 05/15/08(b)	388,000	389,825
			14,474,609
Diversified Financial Services Total			44,883,081
Insurance — 0.4%
Insurance Brokers — 0.1%
HUB International Holdings, Inc.
	10.250% 06/15/15(b)	2,205,000	1,631,700
USI Holdings Corp.
	9.750% 05/15/15(b)	1,485,000	1,160,156
			2,791,856
Property/Casualty Insurance — 0.3%
Asurion Corp.
	9.595% 07/02/15	669,526	557,380
	11.040% 07/02/15	915,474	762,132
Crum & Forster Holdings Corp.
	7.750% 05/01/17	3,665,000	3,564,213
			4,883,725
Insurance Total			7,675,581
Real Estate Investment Trusts (REITs) — 0.2%
REITS-Hotels — 0.1%
Host Marriott LP
	6.750% 06/01/16	3,520,000	3,335,200
			3,335,200

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Real Estate Investment Trusts (REITs) — (continued)
REITS-Regional Malls — 0.1%
Rouse Co. LP/TRC Co-Issuer, Inc.
	6.750% 05/01/13(b)	1,885,000	1,648,037
			1,648,037
Real Estate Investment Trusts (REITs) Total			4,983,237
FINANCIALS TOTAL			71,840,889
INDUSTRIAL — 4.0%
Aerospace & Defense — 0.3%
Aerospace/Defense-Equipment — 0.1%
DRS Technologies, Inc.
	6.875% 11/01/13	2,620,000	2,567,600
			2,567,600
Electronics-Military — 0.2%
L-3 Communications Corp.
	6.375% 10/15/15	2,610,000	2,590,425
			2,590,425
Aerospace & Defense Total			5,158,025
Electrical Components & Equipment — 0.2%
Wire & Cable Products — 0.2%
Belden, Inc.
	7.000% 03/15/17	2,580,000	2,509,050
General Cable Corp.
	7.104% 04/01/15(c)	860,000	739,600
	7.125% 04/01/17	1,455,000	1,396,800
			4,645,450
Electrical Components & Equipment Total			4,645,450
Electronics — 0.2%
Electronic Components-Miscellaneous — 0.2%
Flextronics International Ltd.
	7.394% 10/01/14	1,455,536	1,351,222
	7.396% 10/01/14	94,152	87,404
	7.455% 10/01/14	445,313	413,399
NXP BV/NXP Funding LLC
	9.500% 10/15/15	2,325,000	1,928,308
			3,780,333
Electronics Total			3,780,333

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIAL — (continued)
Engineering & Construction — 0.1%
Building & Construction-Miscellaneous — 0.1%
Esco Corp.
	8.625% 12/15/13(b)	1,515,000	1,446,825
			1,446,825
Engineering & Construction Total			1,446,825
Environmental Control — 0.4%
Non-Hazardous Waste Disposal — 0.3%
Allied Waste North America, Inc.
	7.125% 05/15/16	720,000	711,000
	7.875% 04/15/13	4,645,000	4,743,706
			5,454,706
Recycling — 0.1%
Aleris International, Inc.
	10.000% 12/15/16	2,180,000	1,496,025
	PIK,
	9.000% 12/15/14	1,525,000	1,136,125
			2,632,150
Environmental Control Total			8,086,856
Hand / Machine Tools — 0.1%
Machinery-Electrical — 0.1%
Baldor Electric Co.
	8.625% 02/15/17	1,415,000	1,386,700
			1,386,700
Hand / Machine Tools Total			1,386,700
Machinery-Construction & Mining — 0.2%
Terex Corp.
	8.000% 11/15/17	3,775,000	3,756,125
			3,756,125
Machinery-Construction & Mining Total			3,756,125
Machinery-Diversified — 0.2%
Machinery-General Industry — 0.1%
Manitowoc Co., Inc.
	7.125% 11/01/13	2,490,000	2,421,525
			2,421,525

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIAL — (continued)
Machinery-Diversified — (continued)
Machinery-Material Handling — 0.1%
Columbus McKinnon Corp.
	8.875% 11/01/13	1,760,000	1,830,400
			1,830,400
Machinery-Diversified Total			4,251,925
Miscellaneous Manufacturing — 0.7%
Diversified Manufacturing Operators — 0.5%
Bombardier, Inc.
	6.300% 05/01/14(b)	4,500,000	4,275,000
Koppers Holdings, Inc.
	(g) 11/15/14 (9.875% 11/15/09)	2,440,000	2,074,000
Trinity Industries, Inc.
	6.500% 03/15/14	3,140,000	3,045,800
			9,394,800
Miscellaneous Manufacturing — 0.2%
American Railcar Industries, Inc.
	7.500% 03/01/14	1,990,000	1,820,850
TriMas Corp.
	9.875% 06/15/12	1,941,000	1,763,884
			3,584,734
Miscellaneous Manufacturing Total			12,979,534
Packaging & Containers — 0.8%
Containers-Metal/Glass — 0.5%
Crown Americas LLC & Crown Americas Capital Corp.
	7.750% 11/15/15	3,440,000	3,517,400
Owens-Brockway Glass Container, Inc.
	8.250% 05/15/13	3,940,000	4,077,900
Owens-Illinois, Inc.
	7.500% 05/15/10	2,180,000	2,229,050
			9,824,350
Containers-Paper/Plastic — 0.3%
Berry Plastics Holding Corp.
	10.250% 03/01/16	2,690,000	2,125,100
Jefferson Smurfit Corp.
	8.250% 10/01/12	3,420,000	3,189,150
Solo Cup Co.
	8.500% 02/15/14	1,875,000	1,490,625
			6,804,875
Packaging & Containers Total			16,629,225

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIAL — (continued)
Transportation — 0.8%
Transportation-Marine — 0.4%
Navios Maritime Holdings, Inc.
	9.500% 12/15/14	2,340,000	2,252,250
Ship Finance International Ltd.
	8.500% 12/15/13	2,400,000	2,436,000
Stena AB
	7.500% 11/01/13	3,070,000	3,020,112
			7,708,362
Transportation-Railroad — 0.1%
TFM SA de CV
	9.375% 05/01/12	2,525,000	2,626,000
			2,626,000
Transportation-Services — 0.2%
CHC Helicopter Corp.
	7.375% 05/01/14	3,085,000	3,061,863
PHI, Inc.
	7.125% 04/15/13	1,910,000	1,757,200
			4,819,063
Transportation-Trucks — 0.1%
QDI LLC
	9.000% 11/15/10	1,700,000	1,096,500
			1,096,500
Transportation Total			16,249,925
INDUSTRIAL TOTAL			78,370,923
TECHNOLOGY — 0.6%
Computers — 0.3%
Computer Services — 0.3%
Sungard Data Systems, Inc.
	9.125% 08/15/13	5,195,000	5,233,963
			5,233,963
Computers Total			5,233,963
Semiconductors — 0.2%
Electronic Components-Semiconductors — 0.2%
Freescale Semiconductor, Inc.
	PIK,
	9.125% 12/15/14	6,095,000	4,632,200
			4,632,200
Semiconductors Total			4,632,200

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
TECHNOLOGY — (continued)
Software — 0.1%
Transactional Software — 0.1%
Open Solutions, Inc.
	9.750% 02/01/15(b)	2,460,000	1,943,400
			1,943,400
Software Total			1,943,400
TECHNOLOGY TOTAL			11,809,563
UTILITIES — 2.2%
Electric — 2.2%
Electric-Generation — 0.8%
AES Corp.
	7.750% 03/01/14	3,675,000	3,720,938
	8.000% 10/15/17	1,445,000	1,473,900
Edison Mission Energy
	7.000% 05/15/17	4,170,000	4,097,025
Intergen NV
	9.000% 06/30/17(b)	5,185,000	5,418,325
			14,710,188
Electric-Integrated — 0.6%
CMS Energy Corp.
	6.875% 12/15/15	1,460,000	1,485,694
Energy Future Holdings Corp.
	10.875% 11/01/17(b)	3,225,000	3,178,560
Mirant Mid Atlantic LLC
	8.625% 06/30/12	400,356	422,126
Texas Competitive Electric Holdings Co.,
	PIK,
	10.500% 11/01/16(b)	7,655,000	7,348,800
			12,435,180
Independent Power Producer — 0.8%
Dynegy Holdings, Inc.
	7.125% 05/15/18	3,970,000	3,573,000
	7.750% 06/01/19	1,660,000	1,543,800
Mirant North America LLC
	7.375% 12/31/13	3,230,000	3,242,112
NRG Energy, Inc.
	7.250% 02/01/14	1,460,000	1,425,325
	7.375% 02/01/16	1,595,000	1,537,181
	7.375% 01/15/17	1,940,000	1,867,250

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (continued)
Electric — (continued)
Independent Power Producer — (continued)
NSG Holdings LLC/NSG Holdings, Inc.
	7.750% 12/15/25(b)	1,685,000	1,632,344
			14,821,012
Electric Total			41,966,380
UTILITIES TOTAL			41,966,380

	Total Corporate Fixed-Income Bonds & Notes (cost of $643,944,958)		626,222,010

Mortgage-Backed Securities — 5.8%
Federal Home Loan Mortgage Corp.
	7.500% 03/01/16	991	1,030
	8.000% 06/01/09	78	79
	8.000% 08/01/09	458	470
	8.000% 05/01/10	1,336	1,388
	8.000% 05/01/16	1,538	1,566
	8.500% 05/01/09	356	359
	8.500% 01/01/10	422	440
	9.000% 06/01/08	153	154
	9.000% 07/01/09	1,084	1,128
	9.000% 12/01/18	1,852	1,968
	9.000% 01/01/22	20,087	22,287
	9.250% 08/01/08	299	303
	9.250% 05/01/16	49,316	54,582
	9.500% 11/01/08	767	780
	9.500% 02/01/10	1,626	1,654
	9.500% 08/01/16	642	710
	9.750% 12/01/08	498	507
	9.750% 09/01/16	1,721	1,926
	10.000% 07/01/09	4,615	4,838
	10.000% 11/01/16	21,771	23,582
	10.000% 10/01/19	5,229	5,629
	10.000% 11/01/19	5,047	6,012
	10.500% 01/01/20	5,522	6,622
	10.750% 05/01/10	19,273	21,036
	10.750% 07/01/11	14,214	15,509
	10.750% 08/01/11	3,545	3,750
	10.750% 09/01/13	2,658	2,811
	11.250% 10/01/10	9,158	9,693
	11.250% 08/01/13	2,074	2,201
	11.250% 09/01/15	6,422	7,584

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
Federal National Mortgage Association
	6.000% 10/01/36	4,853,973	4,962,352
	6.000% 02/01/37	14,685,861	15,013,766
	6.000% 08/01/37	19,817,648	20,257,542
	6.500% 12/01/31	22,916	23,929
	6.500% 05/01/32	31,524	32,911
	6.500% 01/01/33	18,046	18,840
	6.500% 05/01/33	78,680	82,161
	6.500% 11/01/36	34,249,336	35,514,651
	6.500% 11/01/37	19,288,594	19,999,691
	7.500% 11/01/11	4,762	4,881
	8.000% 12/01/08	68	69
	8.000% 04/01/09	974	986
	8.000% 07/01/09	262	265
	8.500% 06/01/09	436	441
	8.500% 03/01/10	141	142
	8.500% 10/01/10	1,031	1,065
	8.500% 05/01/11	341	344
	8.500% 02/01/15	245	250
	8.500% 05/01/15	1,424	1,482
	8.500% 06/01/15	1,790	1,795
	8.500% 09/01/21	5,673	5,865
	9.000% 11/01/08	195	198
	9.000% 05/01/09	1,210	1,229
	9.000% 08/01/09	1,411	1,440
	9.000% 10/01/09	1,230	1,251
	9.000% 04/01/10	422	436
	9.000% 10/01/11	1,792	1,834
	9.000% 05/01/12	5,563	5,867
	9.000% 09/01/13	585	600
	9.000% 07/01/14	702	759
	9.000% 04/01/16	7,177	7,454
	9.000% 12/01/16	760	786
	9.000% 05/01/17	10,838	11,661
	9.000% 08/01/21	32,344	33,589
	10.000% 04/01/14	88,647	102,602
	10.000% 03/01/16	2,266	2,406
	10.500% 03/01/14	162	169
	10.500% 07/01/14	20,099	21,257
	10.500% 01/01/16	2,119	2,241
	10.500% 03/01/16	120,909	143,518

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
Freddie Mac Gold Pool
	5.000% 05/01/21	16,335,237	16,559,711
Government National Mortgage Association
	9.000% 08/15/08	157	160
	9.000% 09/15/08	1,029	1,045
	9.000% 10/15/08	1,454	1,476
	9.000% 03/15/09	4,238	4,376
	9.000% 05/15/09	11,959	12,364
	9.000% 06/15/09	19,172	19,794
	9.000% 05/15/16	23,046	25,183
	9.000% 06/15/16	22,076	24,122
	9.000% 07/15/16	102,719	112,246
	9.000% 08/15/16	39,699	43,382
	9.000% 09/15/16	94,582	103,146
	9.000% 10/15/16	12,554	13,717
	9.000% 11/15/16	36,747	40,157
	9.000% 12/15/16	33,394	36,492
	9.000% 01/15/17	2,377	2,604
	9.000% 02/15/17	5,822	6,378
	9.000% 04/15/17	19,172	21,001
	9.000% 07/15/17	27,668	30,310
	9.000% 10/15/17	8,556	9,373
	9.000% 12/15/17	11,309	12,600
	9.500% 06/15/09	2,213	2,301
	9.500% 07/15/09	23,977	24,929
	9.500% 08/15/09	12,562	13,062
	9.500% 09/15/09	17,402	18,093
	9.500% 10/15/09	32,224	33,496
	9.500% 11/15/09	17,730	18,434
	9.500% 10/15/16	6,962	7,712
	9.500% 08/15/17	6,941	7,720
	9.500% 09/15/17	1,986	2,209
	10.000% 11/15/09	13,017	13,720
	10.000% 01/15/10	456	494
	10.000% 12/15/10	386	419
	10.000% 09/15/17	23,752	28,335
	10.000% 11/15/17	3,403	4,060
	10.000% 02/15/18	12,638	15,096
	10.000% 08/15/18	272	324

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	10.000% 09/15/18	3,127	3,734
	10.000% 11/15/18	8,939	10,678
	10.000% 03/15/19	9,217	11,059
	10.000% 06/15/19	2,524	3,029
	10.000% 08/15/19	1,549	1,859
	10.000% 11/15/20	1,572	1,891
	10.000% 09/15/21	25	30
	10.500% 12/15/10	286	312
	10.500% 10/15/15	5,339	6,327
	10.500% 12/15/15	699	828
	10.500% 01/15/16	3,154	3,768
	10.500% 10/15/17	8,494	10,191
	10.500% 12/15/17	2,963	3,555
	10.500% 01/15/18	5,084	6,119
	10.500% 07/15/18	993	1,196
	10.500% 12/15/18	972	1,170
	10.500% 05/15/19	83	101
	10.500% 06/15/19	1,717	2,076
	10.500% 07/15/19	786	951
	11.000% 09/15/15	49,106	58,314
	11.000% 10/15/15	105,912	125,773
	11.750% 08/15/13	6,341	7,506
	12.000% 05/15/14	279	337

	Total Mortgage-Backed Securities (cost of $112,384,295)		113,994,168

Asset-Backed Securities — 1.2%
Advanta Business Card Master Trust 2005
	Class A5,
	3.174% 04/20/12(c)	7,000,000	6,945,735
Chase Credit Card Master Trust
	3.231% 02/15/11(c)	8,000,000	7,970,817
Equity One ABS, Inc.
	4.205% 04/25/34	5,050,000	4,885,516
First Plus Home Loan Trust
	7.720% 05/10/24	4,079	4,056
GMAC Mortgage Corp.
	4.865% 09/25/34(c)	4,130,000	3,047,617

	Total Asset-Backed Securities (cost of $24,170,708)		22,853,741

		Par ($)	Value ($)
Municipal Bonds — 0.3%
CALIFORNIA — 0.2%
CA Cabazon Band Mission Indians
	13.000% 10/01/11(i)	2,820,000	3,094,865
CALIFORNIA TOTAL			3,094,865
VIRGINIA — 0.1%
VA Tobacco Settlement Financing Corp.
	Series 2007 A1,
	6.706% 06/01/46	2,475,000	2,239,430
VIRGINIA TOTAL			2,239,430

	Total Municipal Bonds (cost of $5,294,753)		5,334,295
Collateralized Mortgage Obligations — 0.0%
AGENCY — 0.0%
Federal Home Loan Mortgage Corp.
	I.O.:
	5.500% 05/15/27	175,826	7,596
	5.500% 01/15/23	1,127	—
AGENCY TOTAL			7,596

	Total Collateralized Mortgage Obligations (cost of $3,814)		7,596

	Shares
Securities Lending Collateral — 18.2%
State Street Navigator Securities Lending Prime Portfolio (7 day yield of 3.577%) (j)	355,165,494	355,165,494

Total Securities Lending Collateral (cost of $355,165,494)		355,165,494

		Par ($)
Short-Term Obligation — 5.1%
	Repurchase agreement with Fixed Income Clearing Corp., dated 02/29/08, due 03/03/08, at 2.920%, collateralized by a U.S. Government Agency Obligation maturing 12/21/12, market value $100,727,588 (repurchase proceeds $98,776,030)	98,752,000	98,752,000

	Total Short-Term Obligation (cost of $98,752,000)		98,752,000

Total Investments — 116.7% (cost of $2,223,470,235)(k)(l)	$ 2,270,650,295

Other Assets & Liabilities, Net — (16.7)%	(325,505,088)

Net Assets — 100.0%	$ 1,945,145,207

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

(a)	Principal amount is stated in United States dollars unless otherwise noted.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2008, these securities, which are not illiquid, amounted to $148,019,145, which represents 7.6% of net assets.

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at February 29, 2008.

(d)	All or a portion of this security was on loan at February 29, 2008. The total market value of securities on loan at February 29, 2008 is $352,197,824.

(e)	A portion of this security with a market value of $557,305 is pledged as collateral for credit default swaps.

(f)	Zero coupon bond.

(g)	Step bond. This security is currently not paying coupon. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(h)	Loan participation agreement.

(i)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(j)	Investment made with cash collateral received from securities lending activity.

(k)	Cost for federal income tax purposes is $2,253,449,014.

(l)	Unrealized appreciation and depreciation at February 29, 2008, based on cost of investments for federal income tax purposes was:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
	$91,916,428	$(74,715,147)	$17,201,281

At February 29, 2008, the Fund had entered into the following forward foreign currency exchange contracts:

Forward Currency		Aggregate	Settlement	Unrealized
Contracts to Sell	Value	Face Value	Date	Depreciation
CAD	$11,733,343	$11,473,244	03/07/08	$(260,099)
CAD	9,649,584	9,513,319	03/14/08	(136,265)
CAD	5,463,629	5,300,493	03/25/08	(163,136)
EUR	12,520,674	11,923,230	03/11/08	(597,444)
EUR	7,861,466	7,483,753	03/11/08	(377,713)
EUR	7,861,466	7,488,726	03/11/08	(372,740)
EUR	15,176,575	14,452,500	03/11/08	(724,075)
EUR	18,970,158	18,141,625	03/12/08	(828,533)
EUR	4,885,026	4,742,278	03/25/08	(142,748)
GBP	11,267,968	11,061,232	03/25/08	(206,736)
GBP	4,562,733	4,478,445	03/25/08	(84,288)
SEK	22,201,156	21,586,701	03/19/08	(614,455)
				(4,508,232)

Acronym	Name

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
I.O.	Interest Only
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
PIK	Payment-In-Kind
PLN	Polish Zloty
P.O.	Principal Only
SEK	Swedish Krona
STRIPS	Separate Trading of Registered Interest and Principal of
Securities
ZAR	South African Rand

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	April 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	April 23, 2008

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	April 23, 2008